Premises and Equipment (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Maximum Estimated Useful Lives to Amortize Assets

The maximum estimated useful lives we use to amortize our assets are as follows:

Buildings	10 to 40 years
Computer equipment and operating system software	5 years
Other equipment	10 years
Leasehold improvements	Lease term to a maximum of 10 years

Summary of Net Rent Expense for Premises and Equipment

(Canadian $ in millions)						2018						2017
	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Total	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Total
Cost
Balance at beginning of year	174	1,726	1,994	913	1,429	6,236	207	1,784	1,844	902	1,347	6,084
Additions	4	66	236	40	87	433	–	72	156	69	105	402
Disposals (1)	(32)	(163)	(11)	(27)	(20)	(253)	(28)	(95)	(13)	(13)	(10)	(159)
Foreign exchange and other	(1)	(2)	10	7	18	32	(5)	(35)	7	(45)	(13)	(91)
Balance at end of year	145	1,627	2,229	933	1,514	6,448	174	1,726	1,994	913	1,429	6,236
Accumulated Depreciation and Impairment
Balance at beginning of year	–	1,063	1,465	674	1,001	4,203	–	1,055	1,306	649	927	3,937
Disposals (1)	–	(116)	(9)	(24)	(15)	(164)	–	(32)	(11)	(8)	(8)	(59)
Amortization	–	60	201	48	91	400	–	63	185	49	94	391
Foreign exchange and other	–	9	5	6	3	23	–	(23)	(15)	(16)	(12)	(66)
Balance at end of year	–	1,016	1,662	704	1,080	4,462	–	1,063	1,465	674	1,001	4,203
Net carrying value	145	611	567	229	434	1,986	174	663	529	239	428	2,033

(1)	Includes fully depreciated assets written off.